Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method	In-kind	In-kind Calc.
#: 1
	$ 84,131,603	Royalties	UNITED STATES	snj:US-AK	Office of Natural Resources Revenue [Member]	Onshore/US/US-AK/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Alaska Segment [Member]	Well
#: 2
	3,743,984	Fees	UNITED STATES	snj:US-AK	Office of Natural Resources Revenue [Member]	Onshore/US/US-AK/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Alaska Segment [Member]	Well
#: 3
	473,282	Fees	UNITED STATES	snj:US-AK	Bureau of Land Management [Member]	Onshore/US/US-AK/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Alaska Segment [Member]	Well
#: 4
	1,401,818	Fees	UNITED STATES	snj:US-AK	Bureau of Land Management [Member]	Onshore/US/US-AK/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Alaska Segment [Member]	Well	Yes	In-kind payments of $1,401,818 are reported at cost.
#: 5
	1,434	Royalties	UNITED STATES	snj:US-AL	Office of Natural Resources Revenue [Member]	Onshore/US/US-AL/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 6
	667	Royalties	UNITED STATES	snj:US-CO	Office of Natural Resources Revenue [Member]	Onshore/US/US-CO/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 7
	2,140	Fees	UNITED STATES	snj:US-CO	Office of Natural Resources Revenue [Member]	Onshore/US/US-CO/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 8
	7,292	Royalties	UNITED STATES	snj:US-MT	Office of Natural Resources Revenue [Member]	Onshore/US/US-MT/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 9
	341	Fees	UNITED STATES	snj:US-MT	Office of Natural Resources Revenue [Member]	Onshore/US/US-MT/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 10
	45,745,649	Royalties	UNITED STATES	snj:US-MD	Office of Natural Resources Revenue [Member]	Onshore/US/US-ND/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 11
	1,968	Fees	UNITED STATES	snj:US-ND	Office of Natural Resources Revenue [Member]	Onshore/US/US-ND/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 12
	382,587,759	Royalties	UNITED STATES	snj:US-NM	Office of Natural Resources Revenue [Member]	Onshore/US/US-NM/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 13
	42,456	Fees	UNITED STATES	snj:US-NM	Office of Natural Resources Revenue [Member]	Onshore/US/US-NM/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 14
	(13,054)	Royalties	UNITED STATES	snj:US-OK	Office of Natural Resources Revenue [Member]	Onshore/US/US-OK/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 15
	567,501	Royalties	UNITED STATES	snj:US-UT	Office of Natural Resources Revenue [Member]	Onshore/US/US-UT/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 16
	640	Fees	UNITED STATES	snj:US-UT	Office of Natural Resources Revenue [Member]	Onshore/US/US-UT/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 17
	755,366	Royalties	UNITED STATES	snj:US-WY	Office of Natural Resources Revenue [Member]	Onshore/US/US-WY/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 18
	2,426	Fees	UNITED STATES	snj:US-WY	Office of Natural Resources Revenue [Member]	Onshore/US/US-WY/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 19
	27,072,624	Royalties	UNITED STATES	snj:US-LA	Office of Natural Resources Revenue [Member]	Offshore-Gulf of Mexico/US/US-LA/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 20
	1,547,819	Fees	UNITED STATES	snj:US-NM	Bureau of Land Management [Member]	Onshore/US/US-NM/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 21
	772,130	Royalties	UNITED STATES	snj:US-NM	Bureau of Land Management [Member]	Onshore/US/US-NM/Caliche/Open Pit [Member]	Caliche [Member]	Lower 48 Segment [Member]	Open Pit
#: 22
	142,660	Fees	UNITED STATES	snj:US-ND	Bureau of Land Management [Member]	Onshore/US/US-ND/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 23
	7,960	Fees	UNITED STATES	snj:US-UT	Bureau of Land Management [Member]	Onshore/US/US-UT/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Lower 48 Segment [Member]	Well
#: 24
	95,880	Fees	CANADA	snj:CA-AB	Government of Canada [Member]	11, Onshore/CA/CA-AB/Oil/Well [Member]	Oil [Member]	CANADA	Well
#: 25
	165,175,842	Royalties	CANADA	snj:CA-AB	Province of Alberta [Member]	Onshore/CA/CA-AB/Oil/Well [Member]	Oil [Member]	CANADA	Well
#: 26
	3,840,956	Fees	CANADA	snj:CA-AB	Province of Alberta [Member]	Onshore/CA/CA-AB/Oil/Well [Member]	Oil [Member]	CANADA	Well
#: 27
	1,857,305	Taxes	CANADA	snj:CA-BC	Province of British Columbia [Member]	Onshore/CA/CA-BC/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	CANADA	Well
#: 28
	29,547,602	Royalties	CANADA	snj:CA-BC	Province of British Columbia [Member]	Onshore/CA/CA-BC/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	CANADA	Well
#: 29
	1,970,061	Fees	CANADA	snj:CA-BC	Province of British Columbia [Member]	Onshore/CA/CA-BC/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	CANADA	Well
#: 30
	17,732,588	Taxes	CANADA	snj:CA-AB	Regional Municipality of Wood Buffalo [Member]	Onshore/CA/CA-AB/Oil/Well [Member]	Oil [Member]	CANADA	Well
#: 31
	675,692	Fees	CANADA	snj:CA-BC	Blueberry River First Nation [Member]	Onshore/CA/CA-BC/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	CANADA	Well
#: 32
	649,875	Fees	CANADA	snj:CA-AB	Fort Mcmurray 468 First Nation [Member]	Onshore/CA/CA-AB/Oil/Well [Member]	Oil [Member]	CANADA	Well
#: 33
	664,924	Fees	CANADA	snj:CA-BC	Halfway River First Nation [Member]	Onshore/CA/CA-BC/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	CANADA	Well
#: 34
	136,487	Fees	CANADA	snj:CA-AB	Heart Lake First Nation Consultation [Member]	Onshore/CA/CA-AB/Oil/Well [Member]	Oil [Member]	CANADA	Well
#: 35
	133,223	Fees	CANADA	snj:CA-AB	Metis Nation of Alberta Local Council 1935 [Member]	Onshore/CA/CA-AB/Oil/Well [Member]	Oil [Member]	CANADA	Well
#: 36
	14,545,955	Taxes	UNITED KINGDOM	snj:GB-STT	HM Revenue & Customs [Member]	Offshore-North Sea/GB/GB-STT/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, And North Africa [Member]	Well
#: 37
	238,121	Fees	UNITED KINGDOM	snj:GB-NBL	North Sea Transition Authority [Member]	Offshore-North Sea/GB/GB-NBL/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, And North Africa [Member]	Well
#: 38
	1,317,147,512	Taxes	LIBYA	snj:LY-WA	Ministry of Oil and Gas [Member]	Onshore/LY/LY-WA/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, And North Africa [Member]	Well
#: 39
	96,282,296	Royalties	LIBYA	snj:LY-WA	Ministry of Oil and Gas [Member]	Onshore/LY/LY-WA/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, And North Africa [Member]	Well
#: 40
	82,547	Fees	LIBYA	snj:LY-WA	Ministry of Oil and Gas [Member]	Onshore/LY/LY-WA/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, And North Africa [Member]	Well
#: 41
	62,516,730	Fees	NORWAY	snj:NO-11	Sokkeldirektoratet [Member]	Offshore-North Sea/NO/NO-11/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, And North Africa [Member]	Well
#: 43
	1,958,306	Fees	NORWAY	snj:NO-46	Sokkeldirektoratet [Member]	Offshore-Norwegian Sea/NO/NO-46/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, And North Africa [Member]	Well
#: 44
	2,766,791,133	Taxes	NORWAY	NORWAY	Skatteetaten [Member]	Entity Level Payment/NO [Member]	Oil / Natural Gas [Member]	Europe, Middle East, And North Africa [Member]	Well
#: 45
	205,099,282	Prod. Entitlements	NORWAY	snj:NO-11	Petoro [Member]	Offshore-North Sea/NO/NO-11/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, And North Africa [Member]	Well	Yes	In -kind payments of $205,099,282 represent 2,555 MBOE valued at regional market prices.
#: 46
	2,126,887	Fees	NORWAY	snj:NO-11	Naeringslivets NOx Fond [Member]	Offshore-North Sea/NO/NO-11/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Europe, Middle East, And North Africa [Member]	Well
#: 47
	261,120	Fees	AUSTRALIA	snj:AU-QLD	Australia Tax Office [Member]	Onshore/AU/AU-QLD/Natural Gas/Well [Member]	Natural Gas [Member]	Asia Pacific [Member]	Well
#: 48
	164,143,357	Taxes	CHINA	snj:CN-TJ	Tianjin Municipal Tax Service, State Taxation Administration [Member]	Offshore-Bohai Sea/CN/CN-TJ/Oil/Well [Member]	Oil [Member]	Asia Pacific [Member]	Well
#: 49
	233,680	Fees	CHINA	snj:CN-TJ	Tianjin Municipal Tax Service, State Taxation Administration [Member]	Offshore-Bohai Sea/CN/CN-TJ/Oil/Well [Member]	Oil [Member]	Asia Pacific [Member]	Well
#: 50
	3,235,872	Taxes	CHINA	snj:CN-TJ	CNOOC (China) Ltd - Tianjin Branch [Member]	Offshore-Bohai Sea/CN/CN-TJ/Oil/Well [Member]	Oil [Member]	Asia Pacific [Member]	Well
#: 51
	239,810,821	Taxes	MALAYSIA	snj:MY-12	Ketua Pengarah Hasil Dalam Negeri [Member]	Offshore-South China Sea/MY/MY-12/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Asia Pacific [Member]	Well
#: 52
	17,005,855	Taxes	MALAYSIA	snj:MY-12	Pengarah Kastam Negeri [Member]	Offshore-South China Sea/MY/MY-12/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Asia Pacific [Member]	Well
#: 53
	5,819,773	Fees	MALAYSIA	snj:MY-12	Petroliam Nasional Berhad [Member]	Offshore-South China Sea/MY/MY-12/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Asia Pacific [Member]	Well
#: 54
	170,698	Comm. Social Resp.	MALAYSIA	snj:MY-12	Petroliam Nasional Berhad [Member]	Offshore-South China Sea/MY/MY-12/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Asia Pacific [Member]	Well	Yes	In-kind payments of $170,698 are valued at cost
#: 55
	41,432,515	Taxes	MALAYSIA	snj:MY-12	Bendahari Negeri Sabah [Member]	Offshore-South China Sea/MY/MY-12/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Asia Pacific [Member]	Well
#: 56
	250,250	Fees	CAMBODIA	snj:KH-12	Ministry of Mines and Energy [Member]	Onshore/KH/KH-12/Oil/Natural Gas/Well [Member]	Oil / Natural Gas [Member]	Other International [Member]	Well
#: 57
	$ 756,976,000	Taxes	UNITED STATES	UNITED STATES	Internal Revenue Service [Member]	Entity Level Payment/US [Member]	Oil / Natural Gas [Member]	Corporate And Other [Member]	Well